Discontinued Operations Adient Asset Held for Sale (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale	$ 5,812	$ 3,759
Noncurrent assets held for sale	7,374	6,854
Current portion of long-term	38	7
Long-term debt	3,441	346
Noncurrent liabilities held for sale	3,888	828
Adient spin-off [Member]
Assets and Liabilities Held for Sale [Line Items]
Cash	105	44
Cash in escrow related to Adient debt	2,034	0
Accounts receivable - net	2,071	2,134
Inventories	672	712
Other current assets	756	814
Assets held for sale	5,638	3,704
Property, plant and equipment - net	2,240	2,187
Goodwill	2,385	2,364
Other intangible assets - net	113	129
Investments in partially-owned affiliates	1,745	1,646
Other noncurrent assets	891	528
Noncurrent assets held for sale	7,374	6,854
Short-term debt	41	17
Current portion of long-term	38	7
Accounts payable	2,764	2,594
Accrued compensation and benefits	430	392
Other current liabilities	975	946
Liabilities held for sale	4,248	3,956
Long-term debt	3,441	346
Pension and postretirement benefits	188	118
Other noncurrent liabilities	259	364
Noncurrent liabilities held for sale	$ 3,888	$ 828